Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
R SHARES | U.S. Targeted Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Targeted Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio’s performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio’s portfolio turnover rate was 28% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable securities of U.S. small and mid cap companies that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may adjust the representation in the U.S. Targeted Value Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalization are generally smaller than the 500th largest U.S. company. As of December 31, 2016, companies smaller than the 500th largest U.S. company fall in lowest 15% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2016, the market capitalization of a company smaller than the 500th largest U.S. company would be $7,258 million or below. This dollar amount will change due to market conditions.

The U.S. Targeted Value Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

		The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Cyber Security Risk: The U.S. Targeted Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar charts show the changes in the performance of U.S. Targeted Value Portfolio’s Class R1 shares and Class R2 shares from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R1 shares and Class R2 shares compare with those of a broad measure of market performance. The past performance of the U.S. Targeted Value Portfolio is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar charts show the changes in the performance of U.S. Targeted Value Portfolio’s Class R1 shares and Class R2 shares from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the U.S. Targeted Value Portfolio is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Targeted Value Portfolio Class R1 Shares—Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2009-December 2016
Highest Quarter	Lowest Quarter
24.44% (7/09–9/09)	-23.98% (7/11–9/11)

Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%) Periods ending December 31, 2016
Bar Chart [Heading]	didgi_BarChartHeadingOne	U.S. Targeted Value Portfolio Class R2 Shares—Total Returns
Bar Chart Closing [TextBlock]	didgi_BarChartClosingTextBlockOne	January 2009-December 2016
Highest Quarter	Lowest Quarter
24.37% (7/09–9/09)	-24.03% (7/11–9/11)

Performance Table Heading	didgi_PerformanceTableHeadingOne	Annualized Returns (%) Periods ending December 31, 2016
R SHARES | U.S. Targeted Value Portfolio | Class R1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
1 Year	rr_ExpenseExampleNoRedemptionYear01	48
3 Years	rr_ExpenseExampleNoRedemptionYear03	151
5 Years	rr_ExpenseExampleNoRedemptionYear05	263
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 591
2009	rr_AnnualReturn2009	31.73%
2010	rr_AnnualReturn2010	29.02%
2011	rr_AnnualReturn2011	(6.40%)
2012	rr_AnnualReturn2012	19.06%
2013	rr_AnnualReturn2013	42.95%
2014	rr_AnnualReturn2014	2.89%
2015	rr_AnnualReturn2015	(5.84%)
2016	rr_AnnualReturn2016	26.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.98%)
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	15.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
R SHARES | U.S. Targeted Value Portfolio | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 774
2009	rr_AnnualReturn2009	31.54%
2010	rr_AnnualReturn2010	28.64%
2011	rr_AnnualReturn2011	(6.48%)
2012	rr_AnnualReturn2012	18.83%
2013	rr_AnnualReturn2013	42.68%
2014	rr_AnnualReturn2014	2.75%
2015	rr_AnnualReturn2015	(5.96%)
2016	rr_AnnualReturn2016	26.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.03%)
1 Year	rr_AverageAnnualReturnYear01	26.49%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
R SHARES | U.S. Targeted Value Portfolio | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes) | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
R SHARES | U.S. Targeted Value Portfolio | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes) | Class R2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%

[1]	An amount up to 0.10% of the average net assets of the Portfolio’s Class R1 shares and an amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R1 shares and Class R2 shares (“Shareholder Services Agent”).